Significant Accounting Policies (Details Textual) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)
Significant Accounting Policies (Textual)
Severance expense	$ 10		$ 8
Income tax benefit, description	The tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.	The tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.
Unrecognized tax
Future investment	$ 280	₪ 1,042,000
Derivative liability			$ 34
Percentage of deposits	8.33%	8.33%